Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Option Program	Dec. 31, 2011 Stock Option Program	Dec. 31, 2010 Stock Option Program	Dec. 31, 2012 Stock Option Program Annual	Dec. 31, 2011 Stock Option Program Annual	Dec. 31, 2010 Stock Option Program Annual	Dec. 31, 2012 Stock Option Program Progressive (Reload)	Dec. 31, 2011 Stock Option Program Progressive (Reload)	Dec. 31, 2010 Stock Option Program Progressive (Reload)	Dec. 31, 2012 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2011 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2010 General Employees' Stock Purchase Plan (GESPP)	May 31, 2012 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2012 3M Long Term Incentive Plan	May 31, 2012 3M Long Term Incentive Plan	May 31, 2010 3M Long Term Incentive Plan
Stock Option Program
Balance at the beginning of the period				64,148,415	70,335,044	74,268,165
Granted - Annual				5,770,190	5,514,500	5,788,313							1,455,545	1,433,609	1,325,579
Granted - Progressive (Reload)				110,065	237,839	188,105
Granted - Other				51,661	8,953	27,911
Exercised				(13,123,617)	(11,625,863)	(9,678,654)							(1,455,545)	(1,433,609)	(1,325,579)
Canceled				(391,684)	(322,058)	(258,796)
Balance at the end of the period				56,565,030	64,148,415	70,335,044
Weighted average exercise price - Beginning balance				$ 77.28	$ 74.80	$ 72.39
Weighted average exercise price - Granted - Annual				$ 87.91	$ 89.46	$ 78.79							$ 75.32	$ 73.67	$ 70.57
Weighted average exercise price - Granted - Progressive (Reload)				$ 89.65	$ 94.02	$ 88.67
Weighted average exercise price - Granted - Other				$ 89.25	$ 86.71	$ 82.13
Weighted average exercise price - Exercised				$ 68.78	$ 68.47	$ 59.11							$ 75.32	$ 73.67	$ 70.57
Weighted average exercise price - Canceled				$ 83.65	$ 75.09	$ 70.76
Weighted average exercise price - Ending balance				$ 80.33	$ 77.28	$ 74.80
Options exercisable				45,207,143	52,644,364	58,201,617
Options exercisable, exercise price				$ 78.78	$ 76.90	$ 75.87
Weighted Average Remaining Contractual Life for options outstanding				55 months
Aggregate Intrinsic Value for options outstanding				$ 709
Weighted Average Remaining Contractual Life for options exercisable				44 months
Aggregate Intrinsic Value for options exercisable				637
Compensation expense yet to be recognized				54
Weighted average life of remaining vesting period				21 months
Total intrinsic value of stock options exercised				282	287	263
Cash received from options exercised				903	796	571
Tax benefit realized from exercise of stock options				98	96	93
Share- based compensation assumptions
Weighted average exercise price							$ 87.89	$ 89.47	$ 78.72	$ 87.89	$ 93.94	$ 86.72
Risk-free interest rate (as a percent)							1.10%	2.80%	2.80%	0.20%	0.40%	0.60%
Dividend yield (as a percent)							2.60%	2.60%	2.50%	2.60%	2.60%	2.50%
Expected volatility (as a percent)							24.50%	22.00%	25.70%	23.40%	21.50%	33.20%
Expected life							74 months	72 months	72 months	19 months	15 months	17 months
Black-Scholes fair value							$ 14.94	$ 16.10	$ 16.50	$ 8.50	$ 7.49	$ 12.01	$ 13.29	$ 13.00	$ 12.45
Option price, percentage of market value at date of grant													85.00%
Option price, discount from market value at date of grant													15.00%
Number of shares authorized													60,000,000					100,000,000	64,000,000
Number of additional shares authorized																30,000,000		36,000,000
Number of shares available for grant under the 2008 Long Term Incentive Plan Program													31,445,207	2,900,751	4,334,360		48,786,751
Stock-based compensation programs expense	$ 223	$ 253	$ 274										$ 19	$ 19	$ 17
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates prior to May 11, 2010																	3.38
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates on or after May 11, 2010 and prior to May 8, 2012																	2.87
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates of May 8, 2012, or later																	3.50